Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes Details LineItems [Line Items]
Operating Loss Carryforwards	$ 231.7
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 202.7
Effective Income Tax Rate Reconciliation, Deduction, Percent	80.00%
Federal NOL generated before the 2018 tax year	$ 134.9
State NOL generated before the 2018 tax year	120.0
US Treasury Securities [Member]
Income Taxes Details LineItems [Line Items]
Operating Loss Carryforwards	96.8
Federal Tax credits available	6.7
US States and Political Subdivisions Debt Securities [Member]
Income Taxes Details LineItems [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	82.7
State Tax credits available	$ 0.1